Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	[1]	$ 27,712	$ 20,479
Impairment of long-term equity investment		4,061	1,760
Allowance for advance to suppliers		346	351
Impairment of property and equipment		14	32
Impairment of other receivables		1,553	2,126
Impairment of accounts receivable		1,140	1,094
Impairment of inventories		549	29
Valuation allowance		(34,257)	(20,181)	$ (16,599)	$ (9,851)
Total deferred tax assets, net	[2]	1,118	5,690
Deferred tax liabilities, non-current portion:
Deferred credit arising from asset acquisition		(1,179)	$ (1,366)
Net operating tax loss carryforwards		$ 166,447

[1]	As of December 31, 2019, the Group had tax loss carryforwards of USD166,447,000 which can be carried forward to offset future taxable income and will expire during the period from 2020 to 2025.
[2]	As at December 31, 2018 and 2019, the deferred tax assets and liabilities balances are expected to be recoverable as follows: